LEASE - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum operating lease payments
2019	¥ 95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475
Rental expenses	¥ 108,550	¥ 155,148	¥ 124,712